Share-based Compensation - LTIP (Details) - LTIP - USD ($)									12 Months Ended
	Sep. 13, 2022	May 23, 2022	Dec. 14, 2021	Oct. 20, 2021	Sep. 01, 2021	Mar. 26, 2021	Aug. 12, 2020	Apr. 20, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Share-based compensation expense									$ 23,850,000	$ 25,625,000	$ 10,905,000
Vesting period to March 2025
Share-based Compensation
Share-based compensation expense									$ 17,429,000
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period									8,139,175	3,510,675	941,310
Purchased									14,028,465	4,907,045	3,281,920
Vested									(2,566,265)	(278,545)	(712,555)
As at end of period									19,601,375	8,139,175	3,510,675
Ordinary Shares Held by Trustee - Cost
As at beginning of period									$ 40,014,000	$ 14,155,000	$ 6,079,000
Purchased									48,084,000	27,309,000	12,904,000
Vested									(12,034,000)	(1,450,000)	(4,828,000)
As at end of period									76,064,000	40,014,000	14,155,000
Awards forfeited									$ 19,031,000	$ 6,618,000	$ 7,038,000
Shared-based Compensation Award, Performance | April 20, 2020, One
Share-based Compensation
Maximum cash amount								$ 5,300,000
Number of business days for vesting after announcement of Group's annual results								2 days
Vesting, number of years after the covered financial year								2 years
Shared-based Compensation Award, Performance | April 20, 2020, Two
Share-based Compensation
Maximum cash amount								$ 37,400,000
Number of business days for vesting after announcement of Group's annual results								2 days
Vesting, number of years after the covered financial year								2 years
Shared-based Compensation Award, Performance | April 20, 2020, Three
Share-based Compensation
Maximum cash amount								$ 1,900,000
Vesting percentage on each of the first, second, third and fourth anniversaries								25.00%
Shared-based Compensation Award, Performance | April 20, 2020, Four
Share-based Compensation
Maximum cash amount								$ 200,000
Shared-based Compensation Award, Performance | August 12, 2020, One
Share-based Compensation
Maximum cash amount							$ 2,100,000
Number of business days for vesting after announcement of Group's annual results							2 days
Vesting, number of years after the covered financial year							2 years
Shared-based Compensation Award, Performance | August 12, 2020, Two
Share-based Compensation
Maximum cash amount							$ 300,000
Vesting percentage on each of the first, second, third and fourth anniversaries							25.00%
Shared-based Compensation Award, Performance | March 26, 2021
Share-based Compensation
Maximum cash amount						$ 57,300,000
Number of business days for vesting after announcement of Group's annual results						2 days
Vesting, number of years after the covered financial year						2 years
Shared-based Compensation Award, Performance | September 1, 2021 One
Share-based Compensation
Maximum cash amount					$ 7,300,000
Number of business days for vesting after announcement of Group's annual results					2 days
Vesting, number of years after the covered financial year					2 years
Shared-based Compensation Award, Performance | September 1, 2021 Two
Share-based Compensation
Maximum cash amount					$ 500,000
Vesting percentage on each of the first, second, third and fourth anniversaries					25.00%
Shared-based Compensation Award, Performance | October 20, 2021
Share-based Compensation
Maximum cash amount				$ 1,700,000
Vesting percentage on each of the first, second, third and fourth anniversaries				25.00%
Shared-based Compensation Award, Performance | December 14, 2021 One
Share-based Compensation
Maximum cash amount			$ 100,000
Vesting percentage on each of the first, second, third and fourth anniversaries			25.00%
Shared-based Compensation Award, Performance | December 14, 2021 Two
Share-based Compensation
Maximum cash amount			$ 100,000
Shared-based Compensation Award, Performance | May 23, 2022
Share-based Compensation
Maximum cash amount		$ 60,400,000
Number of business days for vesting after announcement of Group's annual results		2 days
Vesting, number of years after the covered financial year		2 years
Shared-based Compensation Award, Performance | September 13, 2022, One
Share-based Compensation
Maximum cash amount	$ 3,800,000
Number of business days for vesting after announcement of Group's annual results	2 days
Vesting, number of years after the covered financial year	2 years
Shared-based Compensation Award, Performance | September 13, 2022, Two
Share-based Compensation
Maximum cash amount	$ 1,700,000
Vesting percentage on each of the first, second, third and fourth anniversaries	25.00%